Loss Per Share	6 Months Ended
Jun. 30, 2025
Loss Per Share [Abstract]
Loss Per Share
11.	Loss per share

Basic and diluted net loss per share for each of the years presented are calculated as follow:

	For the Six Months Ended June 30,
	2024	2025
	(in thousands of US$, except share data and per share data)
Losses per share—basic
Numerator:
Net loss available to shareholders of the Company - basic and diluted	(1,435)	(4,844)
Denominator
Weighted average number of ordinary shares - basic	2,577,607	7,090,865
Effect of dilutive securities	-	-
Dilutive effect of non-vested shares	2,577,607	7,090,865
Denominator for diluted net loss per share
Losses per share— basic	(0.56)	(0.68)
Losses per share—diluted	(0.56)	(0.68)